Business Acquisitions (Details 2) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash	$ 6,006	38,817			$ 808	5,516
Accounts receivable	219,957	1,421,690			87	596
Inventories	197,113	1,274,040			1,825	12,456
Other current assets	25,886	167,311			944	6,446
Property and equipment	68,630	443,588			199	1,355
Investment in equity accounted associates & other investment.	11,398	73,673
Other non-current assets	11,651	75,308			74	508
Goodwill	136,594	882,874	48,115	317,560	1,437	9,817
Accounts payable	(131,645)	(850,887)
Short-term borrowings	(52,291)	(337,983)
Other current liabilities	(69,667)	(450,285)			(2,378)	(16,233)
Long-term borrowings	(116,784)	(754,836)
Other long-term liabilities	(23,883)	(154,367)
Net assets held for sale	73,270	473,581
Deferred tax assets	9,482	61,287
Deferred tax liabilities	(452)	(2,923)			(9)	(63)
Income tax payable	(3,647)	(23,571)
Noncontrolling interest	(1,587)	(10,259)
Convertible Redeemable Note and accrued interest	(27,101)	(175,165)
Purchase consideration	$ 332,930	2,151,893			$ 733	5,000